Revenue from Contracts with Customers - Summary of Contract Assets and Contract Liabilities (Details) - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Contract With Customer Asset And Liability [Line Items]
Contract liabilities		$ 2,207	$ 2,426
Prepaid expenses and other assets
Contract With Customer Asset And Liability [Line Items]
Contract assets	[1]	$ 662	$ 728

[1]	Contract assets are included within prepaid expenses and other assets in our consolidated balance sheet.